Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Deferred Tax Assets And Liabilities Abstract
Accrued payroll	$ 141,000	$ 141,000	$ 141,000
ASC842-ROU Asset		0
ASC842-ROU (Liability)	822,000	822,000	822,000
Loss from derivatives	(203,000)	(869,000)	(16,000)
Waiver and commitment fee shares		0
Stock based compensation	(460,000)	(304,000)	(171,000)
Depreciation	3,000	3,000	3,000
Net operating loss	12,942,000	12,462,000	13,529,000
Net deferred tax assets (liabilities)	13,245,000	12,255,000	14,308,000
Valuation allowance	(13,245,000)	(12,255,000)	(14,308,000)
Net deferred tax assets (liabilities)	$ 0	$ 0	$ 0